Components of Accumulated Other Comprehensive Income (Loss) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,070)
Other comprehensive income (loss) before reclassifications	(4,493)
Amounts reclassified from accumulated other comprehensive income	1,313
Net current-period other comprehensive income (loss)	(3,180)
Ending balance	(4,250)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	969
Other comprehensive income (loss) before reclassifications	(5,209)
Amounts reclassified from accumulated other comprehensive income	(19)	[1]
Net current-period other comprehensive income (loss)	(5,228)
Ending balance	(4,259)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,039)
Other comprehensive income (loss) before reclassifications	716
Amounts reclassified from accumulated other comprehensive income	1,332	[1],[2]
Net current-period other comprehensive income (loss)	2,048
Ending balance	$ 9

[1]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2015 for realized gains on marketable securities are included within financial income, net.
[2]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2015 for realized losses on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.